Assets Held-for-Sale (Details) - Non-current assets held for sale - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets Held for Sale [Line Items]
Assets Held-for-Sale		₩ 0	₩ 45,648
Land
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	0	31,766
Buildings
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	0	13,881
Structures
Assets Held for Sale [Line Items]
Assets Held-for-Sale		₩ 0	₩ 1

[1]	The board of directors of Korea Electric Power Corporation, the controlling company, made a resolution to sell the Uijeongbu substation, and reclassified the buildings and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction during the year ended December 31, 2022. KEPCO completed the sale during the year ended December 31, 2025.